Oct. 29, 2022
08.31 Fidelity Corporate Bond Fund Retail PRO-09
Supplement to theFidelity® Corporate Bond FundOctober 29, 2022Prospectus
08.31 Fidelity Corporate Bond Fund Retail PRO-09 | Fidelity Corporate Bond Fund
Normally investing at least 80% of assets in corporate bonds and other corporate debt securities and repurchase agreements for those securities. Normally investing primarily in investment-grade corporate debt securities and repurchase agreements for those securities.